CORE EQUITY

                          DELAWARE GROUP EQUITY FUNDS V

                          DELAWARE SMALL CAP CORE FUND

                            SUPPLEMENT TO THE FUND'S
                     CLASS A * CLASS C * CLASS R PROSPECTUS
                              DATED MARCH 30, 2005
                           (AS REVISED AUGUST 1, 2005)


The following replaces the information in the sections entitled "How has the Delaware Small Cap Core Fund performed?" and "What are the Fund's fees and expenses?" in the Prospectus:

HOW HAS DELAWARE SMALL CAP CORE FUND PERFORMED?

THIS BAR CHART AND TABLE can help you evaluate the risks of investing in the Fund. We show how returns for the Fund's Class A shares have varied over the past six calendar years as well as the average annual returns these shares for the one-year, five-year and lifetime periods. Returns for Class C and Class R shares are not shown because these classes have not commenced operations. The Fund's past performance does not necessarily indicate how it will perform in the future. The returns reflect waivers and expense caps in effect during the periods. The returns would have been lower without the waivers and expense caps. Until November 1, 2004, the Fund invested primarily in stocks of small companies whose stock prices appeared low relative to their underlying value or future potential.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR-BY-YEAR TOTAL RETURN (CLASS A)]

YEAR-BY-YEAR TOTAL RETURN (Class A)

---------------- -------------- ------------- -------------- ---------- --------
    1999               2000          2001           2002       2003       2004
---------------- -------------- ------------- -------------- ---------- --------
   8.24%              14.04%        18.27%         -6.84%     42.07%     21.39%
---------------- -------------- ------------- -------------- ---------- --------

As of June 30, 2005, the Fund's Class A shares had a calendar year-to-date return of 0.56%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 20.69% for the quarter ended June 30, 1999 and its lowest quarterly return was -15.51% for the quarter ended September 30, 2002.

The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the total returns in the previous paragraph or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns shown in the table below do include the sales charge.

AVERAGE ANNUAL RETURNS for periods ending 12/31/04

--------------------------------------------------------------------------------- ------------- ------------ -----------------------
                                                                                     1 YEAR       5 YEARS           LIFETIME*
--------------------------------------------------------------------------------- ------------- ------------ -----------------------
Class A return before taxes                                                           14.38%       15.45%               14.99%
--------------------------------------------------------------------------------- ------------- ------------ -----------------------
Class A return after taxes on distributions                                            8.46%       12.86%               12.26%
--------------------------------------------------------------------------------- ------------- ------------ -----------------------
Class A return after taxes on distributions and sale of Fund shares                   14.80%       12.58%               11.96%
--------------------------------------------------------------------------------- ------------- ------------ -----------------------
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)                18.33%        6.61%                8.92%
--------------------------------------------------------------------------------- ------------- ------------ -----------------------

The Fund's returns are compared to the performance of the Russell 2000 Index. You should remember that unlike the Fund, the index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling and holding securities. Maximum sales charges are included in the Fund returns above.

The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes. The after-tax rate used is based on the current tax characterization of the elements of the Fund's return (e.g., qualified vs. non-qualified dividends) and may be different than the final tax characterization of such elements. Past performance, both before and after taxes, is not a guarantee of future results.

* Lifetime returns are shown if the Fund or Class existed for less than 10 years. Inception date for Class A shares of the Fund was December 29, 1998. Russell 2000 Index return is for the Fund's Class A lifetime period. Russell 2000 Index reports returns on a monthly basis as of the last day of the month. This figure reflects the return from December 31, 1998 through December 31, 2004.





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

WHAT ARE THE FUND'S FEES AND EXPENSES?
------------------------------------------- ---------------------------------------------------- ------------ ----------- ----------
SALES CHARGES are fees paid                 CLASS                                                           A           C          R
directly from your investments when         Maximum sales charge (load) imposed on
you buy or sell shares of the Fund.         purchases as a percentage of offering price                 5.75%        none       none
You do not pay sales charges when           ---------------------------------------------------- ------------ ----------- ----------
you buy or sell Class R shares.             Maximum contingent deferred sales charge
                                            (load) as a percentage of original purchase
                                            price or redemption price, whichever is lower             none(1)    1.00%(2)       none
                                            ---------------------------------------------------- ------------ ----------- ----------
                                            Maximum sales charge (load) imposed on
                                            reinvested dividends                                         none        none       none
                                            ---------------------------------------------------- ------------ ----------- ----------
                                            Redemption fees                                              none        none       none
                                            ---------------------------------------------------- ------------ ----------- ----------
                                            Exchange fees(3)                                             none        none       none
------------------------------------------- ---------------------------------------------------- ------------ ----------- ----------

------------------------------------------- ---------------------------------------------------- ------------ ----------- ----------
ANNUAL FUND OPERATING EXPENSES              Management fees                                             0.75%       0.75%      0.75%
are deducted from the Fund's                ---------------------------------------------------- ------------ ----------- ----------
assets.                                     Distribution and service (12b-1) fees(4)                    0.30%       1.00%      0.60%
                                            ---------------------------------------------------- ------------ ----------- ----------
                                            Other expenses                                              1.55%       1.55%      1.55%
                                            ---------------------------------------------------- ------------ ----------- ----------
                                            Total operating expenses(5)                                 2.60%       3.30%      2.90%
                                            ---------------------------------------------------- ------------ ----------- ----------
                                            Fee waivers and payments(4)                                   N/A         N/A    (0.10%)
                                            ---------------------------------------------------- ------------ ----------- ----------
                                            Net expenses                                                2.60%       3.30%      2.80%
------------------------------------------- ---------------------------------------------------- ------------ ----------- ----------

 ------------------------------------------ ---------------- ----------------- ------------------ ------------------ ---------------
 THIS EXAMPLE is intended to help           CLASS                           A                  C                  C               R
 you compare the cost of investing                                                                    (IF REDEEMED)
 in the Fund to the cost of investing       ---------------- ----------------- ------------------ ------------------ ---------------
 in other mutual funds with similar         1 year                       $823               $333               $433             $283
 investment objectives. We show             ---------------- ----------------- ------------------ ------------------ ---------------
 the cumulative amount of Fund              3 years                    $1,337             $1,015             $1,015             $888
 expenses on a hypothetical                 ---------------- ----------------- ------------------ ------------------ ---------------
 investment of $10,000 with an              5 years                    $1,876             $1,722             $1,722           $1,519
 annual 5% return over the time             ---------------- ----------------- ------------------ ------------------ ---------------
 shown.(6) This is an example only,         10 years                   $3,341             $3,595             $3,595           $3,216
 and does not represent future              ---------------- ----------------- ------------------ ------------------ ---------------
 expenses, which may be greater or
 less than those shown here.
 ------------------------------------------ ----------------------------------------------------------------------------------------

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial advisor who is paid a commission, a contingent deferred sales charge will be imposed on redemptions made within two years of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the prospectus if they are available.
(2) Class C shares redeemed within one year of purchase are subject to a 1% contingent deferred sales charge.
(3) Exchanges are subject to the requirements of each fund in the Delaware Investments(R) family. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.
(4) Class A shares are subject to a 12b-1 fee of 0.30% of average daily net assets and C shares are subject to a 12b-1 fee of 1.00% of average daily net assets. Class R shares are subject to a 12b-1 fee of 0.60% of average daily net assets. The Fund's distributor has voluntarily agreed to waive the Class A shares 12b-1 fees through December 31, 2005 to no more than 0.25% of average daily net assets. Also, the Fund's distributor has contracted to waive the Class R shares 12b-1 fees through March 31, 2006 to no more than 0.50% of average daily net assets.
(5) The investment manager has contracted to waive fees and pay expenses through December 31, 2005 in order to prevent total operating expenses (excluding any 12b-1 fees, taxes, interest, brokerage fees, extraordinary expenses and certain insurance costs) from exceeding 1.00% of average daily net assets. The fees and expenses shown in the table above do not reflect the expense cap by the distributor noted in footnote 4. The following table shows operating expenses which are based on the most recently completed fiscal year and reflects the manager and distributor's current fee waivers and payments.

      ------------------------------ ----------------------------------------------- ------------- ------------- -------------
      FUND OPERATING                 CLASS                                                      A             C             R
      EXPENSES including             ----------------------------------------------- ------------- ------------- -------------
      voluntary expense caps in      Management fees                                        0.00%         0.00%         0.00%
      effect.                        ----------------------------------------------- ------------- ------------- -------------
                                     Distribution and service (12b-1) fees                  0.25%         1.00%         0.50%
                                     ----------------------------------------------- ------------- ------------- -------------
                                     Other expenses                                         1.00%         1.00%         1.00%
                                     ----------------------------------------------- ------------- ------------- -------------
                                     Total operating expenses                               1.25%         2.00%         1.50%
      ------------------------------ ----------------------------------------------- ------------- ------------- -------------

(6) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show. This example does not reflect the expense caps and waivers described in footnotes 4 and 5.

The following supplements the disclosure on the back cover of the Prospectus:


DELAWARE FUND SYMBOLS
Delaware Small cap Core Fund              CUSIP              NASDAQ
                                          -----              ------
Class A                                 24610B883             DCCAX
Class C                                 24610B867             DCCCS
Class R                                 24610B834             DCCRX


THIS SUPPLEMENT IS DATED AUGUST 9, 2005.

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